Financial instruments - Maturity of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 244,304	$ 123,288
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	17,620	6,679
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	45,432	35,551
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	56,887	40,130
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 124,365	$ 40,928